Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Registrant Name	GREENPOWER MOTOR COMPANY INC.
Entity Central Index Key	0001584547
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Type	20-F
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-236252
Entity Incorporation, State or Country Code	A1
Entity Common Stock, Shares Outstanding	5,029,291
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Title of 12(b) Security	Common Shares Without Par Value
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Address, Address Line One	240-209 Carrall Street
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 2J2
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	731
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of GreenPower Motor Company Inc. (the "Company") as of March 31, 2025, the related consolidated statements of operations and comprehensive loss, changes in equity / (deficit) and cash flows for each of the two years in the period ended March 31, 2025, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at March 31, 2025, and the results of its operations and its cash flows for the two years in the period ended March 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

BDO Canada LLP [Member]
Document Information [Line Items]
Auditor Name	BDO Canada LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	1462
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael Sieffert
Entity Address, Address Line One	240-209 Carrall Street
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6B 2J2
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
City Area Code	604
Local Phone Number	563-4144
Contact Personnel Email Address	info@greenpowermotor.com